Annual Total Returns	12 Months Ended
Dec. 31, 2025
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	15.59%
Indexperts Quality Earnings Focused ETF | Indexperts Quality Earnings Focused ETF
Prospectus [Line Items]
Annual Return [Percent]	8.03%
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	6.30%